Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries (Purchase Price Allocation) (Details) $ in Thousands														1 Months Ended
	Sep. 20, 2019 HKD ($)	Sep. 20, 2019 USD ($)	Mar. 12, 2019 USD ($)	Mar. 08, 2019 USD ($)	Feb. 05, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 07, 2018 USD ($)	Dec. 22, 2017 HKD ($)	Dec. 22, 2017 USD ($)	May 10, 2017 USD ($)	Apr. 28, 2017 USD ($)	Dec. 27, 2016 USD ($)	Dec. 28, 2015 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Goodwill.						$ 20,804								$ 48,513	$ 36,504			$ 3,906	$ 31,134
Boca International Limited
Business Acquisition [Line Items]
Net assets (liabilities) acquired																$ (337)
Deferred tax liabilities																(6,638)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Goodwill.																36,504
Total purchase price comprised of:
cash consideration													$ 52,000			52,000	$ 52,000
share-based consideration																4,080
Total																56,080
Boca International Limited | Backlog contract
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Amortizable intangible assets																372
Boca International Limited | Proprietary technology
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Amortizable intangible assets																$ 26,179
Century Skyway Limited
Business Acquisition [Line Items]
Net assets (liabilities) acquired										$ (67)
Deferred tax liabilities										(4,920)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Goodwill.										20,230
Total purchase price comprised of:
cash consideration										32,600	$ 32,600				$ 32,000
share-based consideration										2,325
Total	$ 99,450,000	$ 12,750								34,925		$ 35,000
Century Skyway Limited | Proprietary technology
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Amortizable intangible assets										$ 19,682
Giant Credit Limited
Business Acquisition [Line Items]
Net assets (liabilities) acquired									$ 2,113
Property, plant and equipment									508
Deferred tax liabilities									(7)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Goodwill.									248
Total purchase price comprised of:
cash consideration								$ 19,600,000	2,400
share-based consideration									2,354
Total								$ 19,600,000	$ 2,354
Vision Lane Limited
Total purchase price comprised of:
cash consideration					$ 7,500	$ 6,400
Total				$ 12,700	$ 12,428
Vision Lane Limited And First Asia Finance Limited
Business Acquisition [Line Items]
Net assets (liabilities) acquired			$ 9,165
Property, plant and equipment			1,095
Deferred tax liabilities			(124)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Goodwill.			3,658
Total purchase price comprised of:
cash consideration			7,457
share-based consideration			5,242
Total			$ 12,699
Paris Sky Limited
Business Acquisition [Line Items]
Property, plant and equipment							$ 52,994
Allowance on guarantee							(817)
Other assets acquired (including cash of $1,957, other assets of $50, Other payables of $170 and income tax payable of $4)							1,833
Deferred tax assets							116
Deferred tax liabilities							(5,998)
Total purchase price comprised of:
share-based consideration							4,784
Total							48,128
Paris Sky Limited | Equity Interest In BOCA [Member]
Total purchase price comprised of:
Total							23,699
Paris Sky Limited | CSL [Member]
Total purchase price comprised of:
Total							16,170
Paris Sky Limited | Promissory Note [Member]
Total purchase price comprised of:
Total							$ 3,475
Giant Financial Services Limited
Business Acquisition [Line Items]
Net assets (liabilities) acquired														712
Property, plant and equipment														7
Deferred tax liabilities														(1,755)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill [Abstract]
Amortizable intangible assets														10,758
Goodwill.														48,513
Total purchase price comprised of:
cash consideration														21,795
consideration in the form of a promissory note														22,361
share-based consideration														14,072
Total														$ 58,228